UNSECURED BORROWINGS	12 Months Ended
Dec. 31, 2017
UNSECURED BORROWINGS [Abstract]
UNSECURED BORROWINGS
10.	UNSECURED BORROWINGS

	Balance as of
	December 31, 2017	December 31, 2016
	(Dollars in thousands)
Outstanding principal balance:
2020 Notes	$—	$375,000
2021 Notes	325,000	325,000
2024 Notes	300,000	—
Total outstanding principal balance	625,000	700,000
Unamortized debt discounts and loan costs	(9,078)	(8,610)
Unsecured borrowings, net	$615,922	$691,390

On December 11, 2013, the Company sold $300.0 million aggregate principal amount of unsecured 6.75% Senior Notes due 2020 (together with the Additional 2020 Notes (as defined below), the “2020 Notes”). In connection with the issuance, the Company paid an underwriting discount totaling $8.5 million.

On October 3, 2014, the Company sold $75.0 million aggregate principal amount of unsecured 6.75% Senior Notes due 2020 (the “Additional 2020 Notes”) and $325.0 million aggregate principal amount of 6.375% Senior Notes due 2021 (the “2021 Notes”). The Additional 2020 Notes were issued as additional notes under the 2020 Notes indenture and were sold at a price equal to 104.75% of the principal amount thereof. The 2021 Notes were issued under an indenture containing substantially similar terms as the indenture governing the 2020 Notes and were sold at par. In connection with these issuances, the Company paid a net underwriting discount totaling $3.4 million.

On October 16, 2017, the Company sold $300.0 million aggregate principal amount of unsecured 5.250% Senior Notes due 2024 (the “2024 Notes”). The net proceeds to the Company were approximately $294.2 million, after deducting the underwriters’ discounts and commissions and offering expenses paid by the Company. The Company used the net proceeds from the sale of the 2024 Notes, together with cash on hand, to redeem all $375.0 million of its outstanding 2020 Notes on December 15, 2017. In connection with the redemption, the Company incurred debt extinguishment costs totaling $19.7 million.

The 2021 Notes and 2024 Notes are senior unsecured obligations of the Company and rank pari passu in right of payment with any existing and future senior unsecured indebtedness of the Company. The 2021 Notes have a maturity date of October 15, 2021 and the 2024 Notes have a maturity date of October 15, 2024.

Interest on the 2021 Notes is payable semi-annually on April 15 and October 15 of each year. Interest on the 2024 Notes is payable semi-annually on April 15 and October 15 of each year, beginning on April 15, 2018. As of December 31, 2017 and 2016, accrued interest on unsecured borrowings totaled $7.7 million and $5.5 million, respectively.

2021 Notes

The Company may redeem the 2021 Notes, in whole or in part, at the redemption prices listed below, plus accrued and unpaid interest to the redemption date.

If redeemed during the 12-month period commencing on October 15 of the years set forth below:	Redemption Price
2017	104.781%
2018	103.188%
2019	101.594%
2020 and thereafter	100.000%

2024 Notes

At any time prior to October 15, 2020, the Company may redeem up to 35% of the original principal amount of the 2024 Notes with the proceeds of certain equity offerings at a redemption price of 105.250% of the principal amount thereof, together with accrued and unpaid interest to, but not including, the date of redemption. On and after October 15, 2020, the Company may redeem the 2024 Notes, in whole or in part, at the redemption prices listed below, plus accrued and unpaid interest to the redemption date.

If redeemed during the 12-month period commencing on October 15 of the years set forth below:	Redemption Price
2020	102.625%
2021	101.313%
2022 and thereafter	100.000%

At any time prior to October 15, 2020, the Company may also redeem all or a portion of the 2024 Notes at par, plus accrued and unpaid interest to the redemption date and a “make-whole premium” equal to the present value of all future interest payments called for under the indenture.

Pursuant to the indentures governing the 2021 Notes and 2024 Notes, the Company is subject to restrictive covenants which relate to dividend payments, incurrence of debt and issuance of guarantees, incurrence of liens, repurchases of common shares, investments, disposition of aircraft, consolidation, merger or sale of the Company and transactions with affiliates. The Company is also subject to certain operating covenants, including reporting requirements. The Company’s failure to comply with any of the covenants under the indentures governing the 2021 Notes or 2024 Notes could result in an event of default which, if not cured or waived, may result in the acceleration of the indebtedness thereunder and other indebtedness containing cross-default or cross-acceleration provisions. Certain of these covenants will be suspended if the 2021 Notes or 2024 Notes obtain an investment grade rating.

The indentures governing the 2021 Notes and the 2024 Notes contain customary events of default with respect to the notes of each series, including (i) default in payment when due and payable of principal or premium, (ii) default for 30 days or more in payment when due of interest, (iii) failure by the Company or any restricted subsidiary for 60 days after receipt of written notice given by the trustee or the holders of at least 25% in aggregate principal amount of the notes of such series then issued and outstanding to comply with any of the other agreements under the indenture, (iv) default in any of the aircraft owning entities in respect of obligations in excess of $50.0 million, which holders of such obligation accelerate or demand repayment of amounts due thereunder, (v) failure by the Company or any significant subsidiary to pay final judgments aggregating in excess of $50.0 million for 60 days after such judgment becomes final, subject to certain non-recourse exceptions, and (vi) certain events of bankruptcy or insolvency with respect to us or a significant subsidiary. As of December 31, 2017, the Company was not in default under the indentures governing the 2021 Notes or the 2024 Notes.